Business Segment Information - Change In Cash And Cash Equivalents (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Cash (used in) provided by operating activities	$ (6,637)	$ (21,271)	$ (9,807)
Cash used in investing activities	(971)	3,419	(10,202)
Cash (used in) provided by financing activities	(424)	(498)	34,792
Exchange rate effect on cash	(647)	3,628	(4,269)
(Decrease) increase in cash	(8,679)	(14,722)	10,514
Operating segments
Disclosure of operating segments [line items]
Cash (used in) provided by operating activities	(6,637)	(21,271)	(9,807)
Cash used in investing activities	(971)	3,419	(10,202)
Cash (used in) provided by financing activities	(424)	(498)	34,792
Exchange rate effect on cash	(647)	3,628	(4,269)
(Decrease) increase in cash	(8,679)	(14,722)	10,514
Iron Ore Royalty | Operating segments
Disclosure of operating segments [line items]
Cash (used in) provided by operating activities	27,400	11,394	(98)
Cash (used in) provided by financing activities		80
Exchange rate effect on cash	(2)	(35)
(Decrease) increase in cash	27,398	11,439	(98)
Industrial Equity | Operating segments
Disclosure of operating segments [line items]
Cash (used in) provided by operating activities	1,836	2,298	1,678
Cash used in investing activities	(1)	(111)	(7,262)
Cash (used in) provided by financing activities	(208)	(284)	(532)
Exchange rate effect on cash	476	1,461	(2,710)
(Decrease) increase in cash	2,103	3,364	(8,826)
Merchant banking | Operating segments
Disclosure of operating segments [line items]
Cash (used in) provided by operating activities	260	(3,620)	(2,685)
Cash used in investing activities	(970)	4,185	(1,174)
Cash (used in) provided by financing activities	(216)	(197)	35,133
Exchange rate effect on cash	(3,389)	4,055	(1,771)
(Decrease) increase in cash	(4,315)	4,423	29,503
All other segments | Operating segments
Disclosure of operating segments [line items]
Cash (used in) provided by operating activities	(36,133)	(31,343)	(8,702)
Cash used in investing activities		(655)	(1,766)
Cash (used in) provided by financing activities		(97)	191
Exchange rate effect on cash	2,268	(1,853)	212
(Decrease) increase in cash	$ (33,865)	$ (33,948)	$ (10,065)